14. OTHER LONG-TERM FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Other Long-term Financial Assets
OTHER LONG-TERM FINANCIAL ASSETS

14. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2018	2017
Long-term receivables	$12,170	$12,898
Security deposits	9,789	5,910
Derivative assets (Note 27)	33,796	64,723
Other long-term financial assets	$55,755	$83,531